Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2026
Document Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39902
Entity Registrant Name	RLX Technology Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	35/F, Pearl International Financial Center
Entity Address, Address Line Two	No. 9 Jian’an First Road, Financial Street
Entity Address, Address Line Three	Third District, Bao’an District
Entity Address, City or Town	Shenzhen, Guangdong Province
Entity Address, Postal Zip Code	518101
Entity Address, Country	CN
Entity Common Stock, Shares Outstanding		1,548,940,307
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001828365
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Location	Beijing, the People’s Republic of China
Auditor Firm ID	1424
Business Contact
Document Information
Contact Personnel Name	Chao Lu
Contact Personnel Email Address	ir@relxtech.com
Entity Address, Address Line One	35/F, Pearl International Financial Center
Entity Address, Address Line Two	No. 9 Jian’an First Road, Financial Street
Entity Address, Address Line Three	Third District, Bao’an District
Entity Address, City or Town	Shenzhen, Guangdong Province
Entity Address, Postal Zip Code	518101
Entity Address, Country	CN
Country Region	86
City Area Code	755
Local Phone Number	8696 7619
American Depository Shares
Document Information
Title of 12(b) Security	American Depositary Shares, eachrepresenting one Class A ordinary share,par value US$0.00001 per share
Trading Symbol	RLX
Security Exchange Name	NYSE
Class A ordinary shares
Document Information
Title of 12(b) Security	Class A ordinary shares,par value US$0.00001 per share*
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding		1,240,225,317
No Trading Symbol Flag	true
Class B ordinary shares
Document Information
Entity Common Stock, Shares Outstanding		308,714,990